Term Loan and Line of Credit - Narrative (Details) (USD $)	3 Months Ended		12 Months Ended						0 Months Ended
	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2013 FA Term Loan	Nov. 01, 2011 Fifth Third Bank	Nov. 01, 2011 Fifth Third Bank FA Term Loan	Nov. 01, 2011 Fifth Third Bank FA Revolver	Nov. 01, 2011 Minimum	Nov. 01, 2011 Maximum	Jul. 28, 2014 Subsequent Event RCAP Holdings, LLC First Allied Holdings, Inc.	Sep. 25, 2013 Secured Debt RCAP Holdings, LLC First Allied Holdings, Inc.	Sep. 25, 2013 Secured Debt First Allied notes RCAP Holdings, LLC First Allied Holdings, Inc.	Nov. 01, 2011 Secured Debt First Allied notes RCAP Holdings, LLC First Allied Holdings, Inc.
Line of Credit Facility [Line Items]
Long-term line of credit		$ 6,000,000		$ 18,000,000.0	$ 12,000,000	$ 6,000,000
Convertible notes, face value										26,000,000	32,000,000	32,000,000
Debt Instrument, Increase (Decrease), Net			20,000,000
Interest Rate							2.00%	2.50%
Debt Instrument, Periodic Payment	800,000
Repayments of Debt									$ 32,000,000